Capital Leases - Capitalized Amounts of Building, Machinery Equipment Computer Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Capital Leased Assets [Line Items]
Capital leased assets, Gross, Total	$ 33,978
Less: Accumulated amortization	(4,351)
Capital leased assets, Net, Total	29,627
Machinery, laboratory equipment and tooling [Member]
Capital Leased Assets [Line Items]
Capital leased assets, Gross, Total	33,096
Computer software and equipment [Member]
Capital Leased Assets [Line Items]
Capital leased assets, Gross, Total	633
Furniture and fixtures [Member]
Capital Leased Assets [Line Items]
Capital leased assets, Gross, Total	210
Vehicles [Member]
Capital Leased Assets [Line Items]
Capital leased assets, Gross, Total	39
Leasehold improvements [Member]
Capital Leased Assets [Line Items]
Capital leased assets, Gross, Total